Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	19 Months Ended	42 Months Ended	47 Months Ended	60 Months Ended	75 Months Ended	77 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000123053
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical U.S. Value Equity Fund - Institutional Class
C000138389
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical U.S. Value Equity Fund - Investor Class
C000236986
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical U.S. Value Equity Fund - A Class
Average Annual Return, Percent			15.49%			17.01%
C000236985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical U.S. Value Equity Fund - C Class
Average Annual Return, Percent			20.61%			17.92%
C000218236
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical International Value Equity Fund - Institutional Class
C000218237
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lyrical International Value Equity Fund - Investor Class
C000216823
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Q3 All-Season Systematic Opportunities Fund - Institutional Class
C000256096
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Q3 All-Season Systematic Opportunities Fund - C Class
C000238715
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Q3 All-Season Active Rotation ETF
C000267451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Q3 All-Season Tactical Advantage ETF
Without Sales Load [Member] | C000123053
Average Annual Return [Line Items]
Average Annual Return, Percent			22.87%				10.28%			11.54%
Without Sales Load [Member] | C000138389
Average Annual Return [Line Items]
Average Annual Return, Percent			22.50%				10.00%			11.23%
Without Sales Load [Member] | C000236986
Average Annual Return [Line Items]
Average Annual Return, Percent			22.53%			18.80%
Without Sales Load [Member] | C000236985
Average Annual Return [Line Items]
Average Annual Return, Percent			21.61%			17.92%
Without Sales Load [Member] | C000218236
Average Annual Return [Line Items]
Average Annual Return, Percent			22.72%				7.06%	11.01%
Without Sales Load [Member] | C000218237
Average Annual Return [Line Items]
Average Annual Return, Percent			22.35%				6.80%	10.75%
Without Sales Load [Member] | C000216823
Average Annual Return [Line Items]
Average Annual Return, Percent			20.75%				6.12%		6.48%
Without Sales Load [Member] | C000256096
Average Annual Return [Line Items]
Average Annual Return, Percent			19.03%	17.65%
Without Sales Load [Member] | C000238715
Average Annual Return [Line Items]
Average Annual Return, Percent			35.56%		14.54%
Without Sales Load [Member] | C000267451
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			29.78%			20.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			29.78%			20.82%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			22.80%				8.79%	11.80%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			22.80%				8.79%	11.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.13%				0.17%		0.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			5.13%	3.61%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent			23.27%		15.06%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.35%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index
Average Annual Return, Percent			18.08%				5.60%		7.31%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index
Average Annual Return, Percent			18.08%	12.44%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent			27.49%		20.66%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.20%